Consolidated Statements of Changes in Members' Equity (Deficit) (USD $) In Millions, except Share data, unless otherwise specified	Total USD ($)	Class C series	Member Common Units USD ($)	Member Common Units Class A	Member Common Units Class B	Member Common Units Class C series	Accumulated Deficit USD ($)
Balances at Dec. 31, 2010	$ (671.3)		$ (319.0)				$ (352.3)
Balances (in units) at Dec. 31, 2010		263,852		1,230,731	600,000	263,852
Increase (Decrease) in Partners' Capital
Management Units grant, net (in units)						14,855
Member capital distributions	(52.0)		(52.0)
Net income (loss)	22.6						22.6
Balances at Dec. 31, 2011	(700.7)		(371.0)				(329.7)
Balances (in units) at Dec. 31, 2011		278,707		1,230,731	600,000	278,707
Increase (Decrease) in Partners' Capital
Management Units grant, net	0.1		0.1
Management Units grant, net (in units)						96,995
Member capital contributions, net	194.0		194.0
Member capital contributions, net (in units)				941,481	76,972
Net income (loss)	(111.5)						(111.5)
Balances at Dec. 31, 2012	(618.1)		(176.9)				(441.2)
Balances (in units) at Dec. 31, 2012		375,702		2,172,212	676,972	375,702
Increase (Decrease) in Partners' Capital
Management Units grant, net (in units)						27,640
Net income (loss)	(161.2)						(161.2)
Balances at Dec. 31, 2013	(779.3)		(176.9)				(602.4)
Balances (in units) at Dec. 31, 2013		403,342		2,172,212	676,972	403,342
Increase (Decrease) in Partners' Capital
Management Units grant, net (in units)						(1,275)
Net income (loss)	(20.3)						(20.3)
Balances at Mar. 31, 2014	$ (799.6)		$ (176.9)				$ (622.7)
Balances (in units) at Mar. 31, 2014				2,172,212	676,972	402,067